Related Party Information (Tables)	9 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

These transactions with the FCA Group are reflected in the Company’s condensed consolidated statements of operations as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Net sales	$208	$229	$722	$675

Cost of goods sold	$131	$159	$453	$475

Selling, general and administrative expenses	$59	$65	$194	$209

	September 30, 2014	December 31, 2013
Trade receivables	$32	$36

Trade payables	$165	$178

Exor is a major investment holding company in Europe. Among other things, Exor manages a portfolio that includes investments in FCA and Cushman & Wakefield, Inc. CNH Industrial purchases real estate services from Cushman & Wakefield. The related transaction amounts were insignificant for the three and nine months ended September 30, 2014 and 2013.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Net sales	$154	$154	$565	$487

Cost of goods sold	$152	$104	$425	$360

	September 30, 2014	December 31, 2013
Trade receivables	$110	$83

Trade payables	$154	$162